EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee expenses	$ 627,614	$ 563,117	$ 532,957
Wages and salaries	602,936	542,981	506,993
Severance indemnities	$ 24,678	$ 20,136	$ 25,964